NET FINANCE COSTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Interest expense	$ 92,195	$ 65,210
Interest on lease liabilities	6,048	5,473
Interest income	(6,049)	(1,979)
Finance costs	$ 92,194	$ 68,704